Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Future payments under noncancelable operating leases
2018	$ 41.6
2019	46.8
2020	45.2
2021	43.2
2022	35.4
Thereafter	285.5
Future payments under noncancelable operating leases, Total	497.7
Rental expense	$ 59.2	$ 56.1	$ 58.9